PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expense of Continuing Operations	¥ 41,129	$ 6,370	¥ 14,146